Goodwill and Identifiable Intangible Assets - Narrative (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) reporting_unit	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Number of reporting units | reporting_unit	5
Amortization expense | $	$ 8.9	$ 7.2	$ 5.0